Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues:
License and collaboration revenue	$ 2,737,002	$ 3,117,991
Total revenues	2,737,002	3,117,991
Costs and expenses:
Research and development	23,027,578	15,486,476
General and administrative	5,976,276	4,034,925
Total costs and expenses	29,003,854	19,521,401
Loss from operations	(26,266,852)	(16,403,410)
Interest expense	(612,963)	(193,498)
Interest income	29,617	39,002
Income taxes	(18,000)	(32,921)
Net loss	$ (26,868,198)	$ (16,590,827)
Net loss per common share:
Basic & Diluted	$ (1.56)	$ (2.96)
Weighted average number of common shares:
Basic & Diluted	17,260,768	5,607,539